UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended       June 30, 2010
                                              --------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GENERAL ATLANTIC LLC
           --------------------------------
Address:          3 Pickwick Plaza
           --------------------------------
                  Greenwich, CT  06830
           --------------------------------


Form 13F File Number:            028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas J. Murphy
           ---------------------------------
Title:            Chief Financial Officer
           ---------------------------------
Phone:            (203) 629-8600
           ---------------------------------

Signature, Place, and Date of Signing:

  /s/ Thomas J. Murphy           Greenwich, CT            August 13, 2010
--------------------------    -------------------      -----------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                           -----------------------

Form 13F Information Table Entry Total:               10
                                           -----------------------

Form 13F Information Table Value Total:           $2,706,276
                                           -----------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                FORM 13F INFORMATION TABLE
                                                --------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                        TITLE                 VALUE        SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)      PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED      NONE
--------------       ----------   ---------  ---------    ----------   ---  ----  ----------  --------  --------  --------     ----
DICE HOLDINGS         COM         253017107      156,394   22,600,310  SH          SOLE                 22,600,310

EMDEON, INC.          COM         29084T104      615,490   49,121,313  SH          SOLE                 49,121,313

GENPACT               COM         G3922B107    1,391,064   89,572,699  SH          OTHER(1)                         89,572,699

IHS INC               COM         451734107        8,495      145,409  SH          SOLE                    145,409

MERCADOLIBRE          COM         58733R102       99,066    1,885,184  SH          SOLE                  1,885,184

MSCI, INC             COM         55354G100       60,565    2,210,390  SH          SOLE                  2,210,390

NET1 UEPS
  TECHNOLOGIES, INC   COM         64107N206       85,946    6,409,091  SH          SOLE                  6,409,091

PATNI COMPUTER
  SYSTEMS             ADR         703248203      230,148   10,080,933  SH          SOLE                 10,080,933

VIMICRO
  CORPORATION         ADR         92718N109        6,844    1,500,934  SH          SOLE                  1,500,934

WUXI                  ADR         929352102       52,264    3,274,676  SH          SOLE                  3,274,676

------------------------------------------------------------------------------------------------------------------------------------


(1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Bermuda) Limited (f/k/a Genpact Investment Co. (Lux) SICAR S.a.r.l.).

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